Fair Value Measurements - Schedule of Measured at Fair Value (Details)	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024
VWAP stock price [Member] | Forward purchase agreement liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement inputs	1.24	1.66	1.78
Simulation period [Member] | Forward purchase agreement liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement inputs		0.55	0.55
Risk-free rate [Member] | Forward purchase agreement liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement inputs	3.73	3.57	4.28
Risk-free rate [Member] | Private Placement and Working Capital Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement inputs	3.9	3.5	4.39
Expected volatility [Member] | Forward purchase agreement liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement inputs	58	77.3	117
Expected volatility [Member] | Private Placement and Working Capital Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement inputs	268.3	179	68.1
Expected term [Member] | Private Placement and Working Capital Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement inputs	2.31	2.56	3.56
Stock price [Member] | Private Placement and Working Capital Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement inputs	1.25	1.62	1.81
Exercise price [Member] | Private Placement and Working Capital Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement inputs	11.5	11.5	11.5
Expected dividend yield [Member] | Private Placement and Working Capital Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement inputs	0	0	0